Summary of Significant Accounting Policies	12 Months Ended
Jan. 31, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Business. Conn's, Inc., a Delaware corporation, is a holding company with no independent assets or operations other than its investments in its subsidiaries. References to “we,” “our,” “us,” “the Company,” “Conn’s” or “CONN” refer to Conn’s, Inc. and, as apparent from the context, its subsidiaries. Conn's is a leading specialty retailer that offers a broad selection of quality, branded durable consumer goods and related services in addition to proprietary credit solutions for its core credit-constrained consumers. We operate an integrated and scalable business through our retail stores and website. Our complementary product offerings include furniture and mattresses, home appliances, consumer electronics and home office products from leading global brands across a wide range of price points. Our credit offering provides financing solutions to a large, under-served population of credit-constrained consumers who typically have limited credit alternatives.
We operate two reportable segments: retail and credit. Our retail stores bear the "Conn's HomePlus" name with all of our stores providing the same products and services to a common customer group. Our stores follow the same procedures and methods in managing their operations. Our retail business and credit business are operated independently from each other. The credit segment is dedicated to providing short- and medium-term financing to our retail customers. The retail segment is not involved in credit approval decisions. Our management evaluates performance and allocates resources based on the operating results of the retail and credit segments.
The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and prevailing industry practices.
Fiscal Year. Our fiscal year ends on January 31. References to a fiscal year refer to the calendar year in which the fiscal year ends.
Principles of Consolidation. The consolidated financial statements include the accounts of Conn's, Inc. and its wholly-owned subsidiaries. All material intercompany transactions and balances have been eliminated in consolidation.
Variable Interest Entities. Variable interest entities ("VIEs") are consolidated if the Company is the primary beneficiary. The primary beneficiary of a VIE is the party that has (i) the power to direct the activities that most significantly impact the performance of the VIE and (ii) the obligation to absorb losses or the right to receive benefits that could potentially be significant to the VIE.
We securitize customer accounts receivables by transferring the receivables to various bankruptcy-remote VIEs. We retain the servicing of the securitized portfolio and have a variable interest in each corresponding VIE by holding the residual equity. We have determined that we are the primary beneficiary of each respective VIE because (i) our servicing responsibilities for the securitized portfolio give us the power to direct the activities that most significantly impact the performance of the VIE and (ii) our variable interest in the VIE gives us the obligation to absorb losses and the right to receive residual returns that potentially could be significant. As a result, we consolidate the respective VIEs within our consolidated financial statements.
Refer to Note 6, Debt and Capital Lease Obligations, and Note 13, Variable Interest Entities, for additional information.
Use of Estimates. The preparation of financial statements in accordance with GAAP requires management to make informed judgments and estimates that affect the reported amounts of assets, liabilities, revenues and expenses, and the disclosure of contingent assets and liabilities. Changes in facts and circumstances or additional information may result in revised estimates, and actual results may differ, even significantly, from these estimates. Management evaluates its estimates and related assumptions regularly, including those related to the allowance for doubtful accounts and allowances for no-interest option credit programs, which are particularly sensitive given the size of our customer portfolio balance.
Cash and Cash Equivalents. Cash and cash equivalents include cash, credit card deposits in-transit, and highly liquid debt instruments purchased with a maturity of three months or less. Cash and cash equivalents include credit card deposits in-transit of $2.0 million and $2.4 million, as of January 31, 2018 and 2017, respectively.
Restricted Cash. The restricted cash balance as of January 31, 2018 and 2017 includes $58.1 million and $75.2 million, respectively, of cash we collected as servicer on the securitized receivables that was subsequently remitted to the VIEs and $27.2 million and $35.5 million, respectively, of cash held by the VIEs as additional collateral for the asset-backed notes.
Customer Accounts Receivable. Customer accounts receivable reported in the consolidated balance sheet includes total receivables managed, including both those transferred to the VIEs and those not transferred to the VIEs. Customer accounts receivable are recognized at the time the customer takes possession of the product. Based on contractual terms, we record the amount of principal and accrued interest on customer receivables that is expected to be collected within the next twelve months in current assets with the remaining balance in long-term assets on the consolidated balance sheet. Customer accounts receivable include the net of unamortized deferred fees charged to customers and origination costs. Customer receivables are considered delinquent if a payment has not been received on the scheduled due date. Accounts that are delinquent more than 209 days as of the end of a month are charged-off against the allowance for doubtful accounts along with interest accrued subsequent to the last payment.
In an effort to mitigate losses on our accounts receivable, we may make loan modifications to a borrower experiencing financial difficulty. In our role as servicer, we may also make modifications to loans held by the VIEs. The loan modifications are intended to maximize net cash flow after expenses and avoid the need to repossess collateral or exercise legal remedies available to us. We may extend or "re-age" a portion of our customer accounts, which involves modifying the payment terms to defer a portion of the cash payments due. Our re-aging of customer accounts does not change the interest rate or the total principal amount due from the customer and typically does not reduce the monthly contractual payments. To a much lesser extent, we may provide the customer the ability to re-age their obligation by refinancing the account, which does not change the interest rate or the total principal amount due from the customer but does reduce the monthly contractual payments and extend the term. We consider accounts that have been re-aged in excess of three months or refinanced as Troubled Debt Restructurings ("TDR" or "Restructured Accounts").
Interest Income on Customer Accounts Receivable.  Interest income, which includes interest income and amortization of deferred fees and origination costs, is recorded using the interest method and is reflected in finance charges and other revenues. Typically, interest income is recorded until the customer account is paid off or charged-off, and we provide an allowance for estimated uncollectible interest. Any contractual interest income received from customers in excess of the interest income calculated using the interest method is recorded as deferred revenue on our balance sheets. At January 31, 2018 and 2017, there were $12.5 million and $13.7 million, respectively, of deferred interest included in deferred revenues and other credits and other long-term liabilities. The deferred interest will ultimately be brought into income as the accounts pay off or charge-off.
We offer 12-month and 18-month no-interest option programs. If the customer is delinquent in making a scheduled monthly payment or does not repay the principal in full by the end of the no-interest option program period (grace periods are provided), the account does not qualify for the no-interest provision and none of the interest earned is waived. Interest income is recognized based on estimated accrued interest earned to date on all no-interest option finance programs with an offsetting reserve for those customers expected to satisfy the requirements of the program based on our historical experience. We discontinued offering our 18-month no-interest option finance program after January 31, 2018.
No-interest option finance programs with terms greater than 12 months are discounted to their present value at origination, resulting in a reduction in sales and customer receivables, and the discount amount is amortized into finance charges and other revenues over the term of the contract.
We recognize interest income on TDR accounts using the interest income method, which requires reporting interest income equal to the increase in the net carrying amount of the loan attributable to the passage of time. Cash proceeds and other adjustments are applied to the net carrying amount such that it equals the present value of expected future cash flows.
We typically only place accounts in non-accrual status when legally required. Payments received on non-accrual loans will be applied to principal and reduce the amount of the loan. At January 31, 2018 and 2017, customer receivables carried in non-accrual status were $16.9 million and $22.9 million, respectively. At January 31, 2018 and 2017, customer receivables that were past due 90 days or more and still accruing interest totaled $109.7 million and $124.0 million, respectively. At January 31, 2018 and January 31, 2017, customer receivables in a bankruptcy status that are less than 60 days past due of $14.5 million and $19.5 million, respectively, are included within the customer receivables carried in non-accrual status balance.
Allowance for Doubtful Accounts. The determination of the amount of the allowance for bad debts is, by nature, highly complex and subjective. Future events that are inherently uncertain could result in material changes to the level of the allowance for bad debts. General economic conditions, changes to state or federal regulations and a variety of other factors that affect the ability of borrowers to service their debts or our ability to collect will impact the future performance of the portfolio.
We establish an allowance for doubtful accounts, including estimated uncollectible interest, to cover probable and estimable losses on our customer accounts receivable resulting from the failure of customers to make contractual payments. Our customer portfolio balance consists of a large number of relatively small, homogeneous accounts. None of our accounts are large enough to warrant individual evaluation for impairment.
We record an allowance for doubtful accounts on our non-TDR customer accounts receivable that we expect to charge-off over the next 12 months based on historical gross charge-off rates over the last 24 months. We incorporate an adjustment to historical gross charge-off rates for a scaled factor of the year-over-year change in six month average first payment default rates and the year-over-year change in the balance of customer accounts receivable that are 60 days or more past due.  In addition to adjusted historical gross charge-off rates, estimates of post-charge-off recoveries, including cash payments from customers, amounts realized from the repossession of the products financed, sales tax recoveries from taxing jurisdictions, and payments received under credit insurance policies are also considered.
Qualitative adjustments are made to the allowance for bad debts when, based on management’s judgment, there are internal or external factors impacting probable incurred losses not taken into account by the quantitative calculations. These qualitative considerations are based on the following factors: changes in lending policies and procedures, changes in economic and business conditions, changes in the nature and volume of the portfolio, changes in lending management, changes in credit quality statistics, changes in concentrations of credit, and other internal or external factor changes. We utilize an economic qualitative adjustment based on changes in unemployment rates if current unemployment rates in our markets are worse than they were on average over the last 24 months.  We also qualitatively limit the impact of changes in first payment default rates and changes in delinquency when those changes result in a decrease to the allowance for bad debts based on a measure of the dispersion of historical charge-off rates.
We determine allowances for those accounts that are TDR based on the discounted present value of cash flows expected to be collected over the life of those accounts based primarily on the performance of TDR loans over the last 24 months.  The cash flows are discounted based on the weighted-average effective interest rate of the TDR accounts. The excess of the carrying amount over the discounted cash flow amount is recorded as an allowance for loss on those accounts.
Inventories. Inventories consist of merchandise purchased for resale and service parts and are recorded at the lower of cost or market. The carrying value of the inventory is reduced to its net realizable value for any items with excess of carrying amount, typically weighted-average cost, over the amount we expect to realize from the ultimate sale or other disposition of the inventory, with a corresponding charge to cost of sales. The write-down of inventory to net realizable value is estimated based on assumptions regarding inventory aging, historical product sales, and obsolescence of products on hand.
Vendor Allowances. We receive funds from vendors for price protection, product rebates (earned upon purchase or sale of product), marketing, and promotion programs, collectively referred to as vendor allowances, which are recorded on the accrual basis. We estimate the vendor allowances to accrue based on the progress of satisfying the terms of the programs based on actual and projected sales or purchase of qualifying products. If the programs are related to product purchases, the vendor allowances are recorded as a reduction of product cost in inventory still on hand with any remaining amounts recorded as a reduction of cost of goods sold. During the years ended January 31, 2018, 2017 and 2016, we recorded $153.0 million, $162.5 million and $145.4 million, respectively, as reductions in cost of goods sold from vendor allowances.
Property and Equipment. Property and equipment, including any major additions and improvements to property and equipment, are recorded at cost. Normal repairs and maintenance that do not materially extend the life of property and equipment are expensed as incurred. Depreciation, which includes amortization of capitalized leases, is computed using the straight-line method over the estimated useful lives of the assets, or in the case of leasehold improvements, over the shorter of the estimated useful lives or the remaining terms of the leases.
Internal-Use Software Costs. Costs related to software developed or obtained for internal use are expensed as incurred until the application development stage has been reached. Once the application development stage has been reached, certain qualifying costs are capitalized until the software is ready for its intended use. For the year ended January 31, 2018, we incurred a $5.9 million loss from the write-off of previously capitalized costs for a software project that was abandoned during fiscal year 2018 related to the implementation of a new point of sale system that began in fiscal year 2013.
Impairment of Long-Lived Assets. Long-lived assets are evaluated for impairment, primarily at the retail store level. We monitor store performance in order to assess if events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. The most likely condition that would necessitate an assessment would be an adverse change in historical and estimated future results of a retail store's performance. For property and equipment held and used, we recognize an impairment loss if the carrying amount is not recoverable through its undiscounted cash flows and measure the impairment loss based on the difference between the carrying amount and estimated fair value. Fair value is determined by discounting the anticipated cash flows over the remaining term of the lease utilizing certain unobservable inputs (Level 3). For the years ended January 31, 2018, 2017 and 2016, no impairment charges were recorded.
Debt Issuance Costs. Costs that are direct and incremental to debt issuance are deferred and amortized to interest expense using the effective interest method over the expected life of the debt.  All other costs related to debt issuance are expensed as incurred. We present debt issuance costs associated with long-term debt as a reduction of the carrying amount of the debt. Unamortized costs related to the revolving credit facility are included in other assets on our consolidated balance sheet and were $5.2 million and $5.7 million as of January 31, 2018 and 2017, respectively.
Revenue Recognition. Revenue from the sale of retail products is recognized at the time the customer takes possession of the product. Such revenue is recognized net of any adjustments for sales incentives such as discounts, coupons, rebates or other free products or services and discounts on sales financed through no-interest option programs that extend beyond one year. We sell repair service agreements and credit insurance contracts on behalf of unrelated third-parties. For contracts where third-parties are the obligor on the contract, commissions are recognized in revenue at the time of sale, and in the case of retrospective commissions, when earned. Service revenues are recognized at the time service is provided to the customer.
Sales financed by us under short-term, no-interest option credit programs are recognized at the time the customer takes possession of the product, consistent with the above stated policy. Sales financed by us under no-interest option programs with terms of greater than one year are recorded at their net present value. Sales of products financed through no-interest option programs with terms of one year or less are not discounted. Sales financed through third-party no-interest option programs typically require us to pay the third-party a fee on each completed sale, which is recorded as a reduction of net sales in the retail segment. Additionally, as part of our agreement with our third-party provider of no-interest option programs, we may receive retrospective commission revenues based on the total dollar value of sales made under our third-party provider.
We classify amounts billed to customers for delivery, transportation and handling as revenues, with the related costs included in cost of goods sold.
Expense Classifications. We record as cost of goods sold, the direct cost of products and parts sold and related costs for delivery, transportation and handling, inbound freight, receiving, inspection, and other costs associated with the operations of our distribution system, including occupancy related to our warehousing operations. The costs associated with our merchandising, advertising, sales commissions, and all store occupancy costs, are included in SG&A.
Advertising Costs. Advertising costs are expensed as incurred. For fiscal years 2018, 2017 and 2016, advertising expense was $86.8 million, $92.9 million and $89.9 million, respectively.
Stock-based Compensation. Stock-based compensation expense is recorded, net of estimated forfeitures, for share-based compensation awards over the requisite service period using the straight-line method. An adjustment is made to compensation cost for any difference between the estimated forfeitures and the actual forfeitures related to the awards. For equity-classified share-based compensation awards, expense is recognized based on the grant-date fair value. For stock option grants, we use the Black-Scholes model to determine fair value. For grants of restricted stock units, the fair value of the grant is the market value of our stock at the date of issuance. For grants of performance-based restricted stock units, the fair value of the grant is the market value of our stock at the date of issuance adjusted for a market condition, a performance condition and a service condition.
Self-insurance. We are self-insured for certain losses relating to group health, workers' compensation, automobile, general and product liability claims. We have stop-loss coverage to limit the exposure arising from these claims. Self-insurance losses for claims filed and claims incurred, but not reported, are accrued based upon our estimates of the net aggregate liability for claims incurred using development factors based on historical experience.
Income Taxes. We are subject to U.S. federal income tax as well as income tax in multiple state jurisdictions. We follow the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on temporary differences between GAAP and tax bases of assets and liabilities and for operating loss and tax credit carryforwards, as measured using the enacted tax rates expected to be in effect when the temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period in which the enactment occurs. A valuation allowance is provided when it is more-likely-than-not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become realizable. To the extent penalties and interest are incurred, we record these charges as a component of our provision for income taxes.
We review and update our tax positions as necessary to add any new uncertain tax positions taken, or to remove previously identified uncertain positions that have been adequately resolved. Additionally, uncertain positions may be remeasured as warranted by changes in facts or law. Accounting for uncertain tax positions requires estimating the amount, timing and likelihood of ultimate settlement.
Leases. We lease most of our current store locations and certain of our facilities and operating equipment under operating leases. The fixed, non-cancelable terms of our real estate leases are generally five to 15 years and generally include renewal options that allow us to extend the term beyond the initial non-cancelable term. Most of the real estate leases require payment of real estate taxes, insurance and certain common area maintenance costs in addition to future minimum lease payments. Equipment leases generally provide for initial lease terms of three to five years and provide for a purchase right at the end of the lease term at the then fair market value of the equipment. As of January 31, 2018 and 2017, deferred rent related to lease agreements with escalating rent payments and rent holiday was $26.9 million and $25.4 million, respectively.
Certain of our operating leases contain predetermined fixed escalations of the minimum rental payments over the lease. For these leases, we recognize the related rental expense on a straight-line basis over the term of the lease, which commences for accounting purposes on the date we take possession of the leased store. Possession generally occurs prior to making any lease payments and approximately 90 to 120 days prior to the opening of a store. In the early years of a lease with rent escalations, the recorded rent expense will exceed the actual cash payments. The amount of rent expense that exceeds the cash payments is recorded as deferred rent in the consolidated balance sheet. In the later years of a lease with rent escalations, the recorded rent expense will be less than the actual cash payments. The amount of cash payments that exceed the rent expense is then recorded as a reduction to deferred rent.
Additionally, certain operating leases contain tenant allowance provisions, which obligate the landlord to remit cash to us as an incentive to enter into the lease agreement. We record the amount to be remitted by the landlord as a tenant allowance receivable as we earn it under the terms of the contract. At the same time, we record deferred rent in an equal amount in the consolidated balance sheet. The tenant allowance receivable is reduced as cash is received from the landlord, while the deferred rent is amortized as a reduction to rent expense over the lease term. As of January 31, 2018 and 2017, deferred rent related to tenant allowances, including both current and long-term portions, was $69.7 million and $71.3 million, respectively.
Earnings per Share. Basic earnings per share is calculated by dividing net income (loss) by the weighted-average number of common shares outstanding during the period. Diluted earnings per share include the dilutive effects of any stock options and restricted stock units granted, which is calculated using the treasury-stock method. The following table sets forth the shares outstanding for the earnings per share calculations:

	Year Ended January 31,
	2018	2017	2016
Weighted-average common shares outstanding - Basic	31,192,439	30,776,479	35,084,343
Dilutive effect of stock options and restricted stock units	585,384	—	472,726
Weighted-average common shares outstanding - Diluted	31,777,823	30,776,479	35,557,069

For the years ended January 31, 2018, 2017 and 2016, the weighted-average number of stock options and restricted stock units not included in the calculation due to their anti-dilutive effect, or for performance based awards, those not included because all necessary conditions have not been satisfied by the end of the respective period, was 278,740, 735,456 and 388,434, respectively.
Repurchase Program. During fiscal year 2016, we announced that the Board of Directors of the Company ("Board of Directors") authorized a repurchase program of up to an aggregate of $175.0 million of (i) shares of the Company's outstanding common stock; (ii) 7.250% Senior Notes Due 2022 (the "Senior Notes"); or (iii) a combination thereof. During fiscal year 2016, we purchased 5.9 million shares of common stock, using $151.6 million of the $175.0 million repurchase authorization. Additionally, we utilized $22.9 million of the repurchase authorization to acquire $23.0 million of face value of our Senior Notes. On November 30, 2016, the Board of Directors terminated the share repurchase program. We did not engage in any share repurchase activity during fiscal year 2018 or fiscal year 2017.
Contingencies. An estimated loss from a contingency is recorded if it is probable that an asset has been impaired or a liability has been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Gain contingencies are not recorded until realization is assured beyond a reasonable doubt. Legal costs related to loss contingencies are expensed as incurred.
Fair Value of Financial Instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Assets and liabilities recorded at fair value are categorized using defined hierarchical levels related to subjectivity associated with the inputs to fair value measurements as follows:

•	Level 1 – Inputs represent unadjusted quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly (for example, quoted market prices for similar assets or liabilities in active markets or quoted market prices for identical assets or liabilities in markets not considered to be active, inputs other than quoted prices that are observable for the asset or liability, or market-corroborated inputs).

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Level 3 – Inputs that are not observable from objective sources such as our internally developed assumptions used in pricing an asset or liability (for example, an estimate of future cash flows used in our internally developed present value of future cash flows model that underlies the fair-value measurement).

In determining fair value, we use observable market data when available, or models that incorporate observable market data. When we are required to measure fair value and there is not a market-observable price for the asset or liability or for a similar asset or liability, we use the cost or income approach depending on the quality of information available to support management’s assumptions. The cost approach is based on management’s best estimate of the current asset replacement cost. The income approach is based on management’s best assumptions regarding expectations of future net cash flows and discounts the expected cash flows using a commensurate risk-adjusted discount rate. Such evaluations involve significant judgment, and the results are based on expected future events or conditions such as sales prices, economic and regulatory climates, and other factors, most of which are often outside of management’s control. However, we believe assumptions used reflect a market participant’s view of long-term prices, costs, and other factors and are consistent with assumptions used in our business plans and investment decisions.
In arriving at fair-value estimates, we use relevant observable inputs available for the valuation technique employed. If a fair-value measurement reflects inputs at multiple levels within the hierarchy, the fair-value measurement is characterized based on the lowest level of input that is significant to the fair-value measurement.
The fair value of cash and cash equivalents, restricted cash held by the consolidated VIEs and accounts payable approximate their carrying amounts because of the short maturity of these instruments. The fair value of customer accounts receivables, determined using a Level 3 discounted cash flow analysis, approximates their carrying amount, which includes the allowance for doubtful accounts. The fair value of our revolving credit facility approximates carrying value based on the current borrowing rate for similar types of borrowing arrangements. At January 31, 2018, the fair value of the Senior Notes outstanding, which was determined using Level 1 inputs, was $228.4 million as compared to the carrying value of $227.0 million, excluding the impact of the related discount. At January 31, 2018, the fair value of the asset-backed notes approximates their carrying value and was determined using Level 2 inputs based on inactive trading activity.
Recent Accounting Pronouncements Adopted.  In March 2016, the FASB issued ASU 2016-09, Compensation—Stock Compensation (Topic 718): Improvements to Employee Share-Based Payment Accounting, which modifies the accounting for excess tax benefits and tax deficiencies associated with share-based payments, the accounting for forfeitures, and the classification of certain items on the statement of cash flows. ASU 2016-09 eliminates the requirement to recognize excess tax benefits in additional paid-in capital ("APIC"), and the requirement to evaluate tax deficiencies for APIC or income tax expense classification, and provides for these benefits or deficiencies to be recorded as an income tax expense or benefit in the income statement. With these changes, tax-related cash flows resulting from share-based payments are classified as operating activities as opposed to financing. The standard became effective for us in the first quarter of fiscal year 2018. The amendment requiring the recognition of excess tax benefits and deficiencies as income tax benefit or expense in the income statement as opposed to being recognized as additional paid-in-capital was applied prospectively. The Company retrospectively adopted the amendments requiring the classification of excess tax benefits and deficiencies with other income tax cash flows as operating activities and cash paid when directly withholding shares as financing activities in the accompanying consolidated statements of cash flows. The total cash flow impact for fiscal year 2017 and fiscal year 2016 was $0.0 million and $2.3 million, respectively. The Company has elected to continue its current practice of estimating the number of awards expected to vest in determining the amount of compensation cost to be recognized related to share based payment transactions.
In July 2015, the FASB issued ASU 2015-11, Inventory (Topic 330): Simplifying the Measurement of Inventory. ASU 2015-11 requires that inventory that is accounted for using first-in, first-out or average cost method and has historically been measured at the lower of cost or market be measured at the lower of cost and net realizable value. The update requires prospective application and became effective for us in the first quarter of fiscal year 2018. The adoption of this ASU did not have a material impact on our consolidated financial statements.
In November 2016, the FASB issued ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. ASU 2016-18 requires that the statement of cash flows provides the change in the total of cash, cash equivalents, and restricted cash or restricted cash equivalents. We hold restricted cash related to our asset backed security transactions and lending license requirements. Effective February 1, 2018, the Company retrospectively adopted the ASU which resulted in us no longer presenting the changes in restricted cash balances as a component of cash flows from financing activities, but instead including the balances of both current and long-term restricted cash with cash and cash equivalents in total cash, cash equivalents and restricted cash for the beginning and end of the periods presented. The total cash flow impact for the year ended January 31, 2016, was an increase in the cash provided by financing activities of $78.6 million. The total cash flow impact for the year ended January 31, 2017, was a decrease in the cash used in financing activities of $32.1 million. The total cash flow impact for the year ended January 31, 2018 was an increase in the cash used in financing activities of $23.8 million. The balances of cash and cash equivalents and restricted cash are separately presented within the Consolidated Balance Sheet as of January 31, 2018 and January 31, 2017.
In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 clarifies guidance on the classification of certain cash receipts and payments in the statement of cash flows to reduce diversity in practice. Among other things, debt prepayment or debt extinguishment costs will be presented as cash outflows for financing activities on the statement of cash flows. Effective February 1, 2018, the Company retrospectively adopted the ASU, which resulted in us no longer presenting the cash payment for debt extinguishment costs as a component of cash flows from operating activities, but instead including the cash payment as a component of cash flows from financing activities. The adoption of this ASU resulted in the classification of $0.8 million and $0.5 million in payments on extinguishment of debt as a cash outflow from financing activities for the year ended January 31, 2018 and January 31, 2016, respectively. There was no impact for the year ended January 31, 2017.

Recent Accounting Pronouncements Yet To Be Adopted. In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers, which provides a single comprehensive accounting standard for revenue recognition for contracts with customers and supersedes current guidance. Upon adoption of ASU 2014-09, entities are required to recognize revenue using the following comprehensive model: (1) identify contracts with customers, (2) identify the performance obligations in such contracts, (3) determine transaction price, (4) allocate the transaction price to the performance obligations, and (5) recognize revenue as each performance obligation is satisfied. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers: Deferral of Effective Date, which defers the effective date of ASU 2014-09 by one year and allows early adoption on a limited basis. The FASB has also issued ASU 2016-08, Revenue from Contracts with Customers: Principal versus Agent Considerations (Reporting Revenue Gross versus Net); ASU 2016-10, Revenue from Contracts with Customers: Identifying Performance Obligations and Licensing; ASU 2016-11, Rescission of SEC Guidance Because of Accounting Standards Updates 2014-09 and 2014-16 Pursuant to Staff Announcements at the March 3, 2016 EITF Meeting; and ASU 2016-12, Revenue from Contracts with Customers: Narrow-Scope Improvements and Practical Expedients, all of which were issued to improve and clarify the guidance in ASU 2014-09. These ASUs are effective for us beginning in the first quarter of fiscal year 2019 and will result in retrospective application, either in the form of recasting all prior periods presented or a cumulative adjustment to equity in the period of adoption. We currently anticipate adopting the standard using the cumulative catch-up transition method. Based on our assessment, as a result of adopting these ASUs, we expect the additional disclosure requirements will be qualitatively material. Additionally, we expect to record a cumulative catch-up transition adjustment related to repair service agreement retrospective commissions in the first quarter of fiscal year 2019.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), which will change how lessees account for leases. For most leases, a liability will be recorded on the balance sheet based on the present value of future lease obligations with a corresponding right-of-use asset. Primarily for those leases currently classified by us as operating leases, we will recognize a single lease cost on a straight line basis based on the combined amortization of the lease obligation and the right-of-use asset. Other leases will be required to be accounted for as financing arrangements similar to how we currently account for capital leases. On transition, we will recognize a cumulative-effect adjustment to the retained earnings on the opening balance sheet in the period of adoption using a modified retrospective approach. The final standard will become effective for us beginning in the first quarter of fiscal year 2020. Based on our preliminary assessment, we believe the adoption of this ASU will have a material impact on our financial statements as we will be required to report additional leases on our consolidated balance sheet. We are the lessee under various lease agreements for our retail stores and equipment that are currently accounted for as operating leases as discussed in Note 8, Leases.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires that financial assets measured at amortized cost be presented at the net amount expected to be collected through an allowance for credit losses that is deducted from the amortized cost basis. The allowance for credit losses should reflect management’s current estimate of credit losses that are expected to occur over the remaining life of a financial asset. The standard will become effective for us in the first quarter of fiscal year 2021 and early adoption is permitted beginning in the first quarter of fiscal year 2020. We have formed a cross-functional working group comprised of individuals from various functional areas including credit, finance, accounting, and information technology. While we are currently evaluating the impact on our consolidated financial statements, the adoption of ASU 2016-13 is likely to result in a material increase in the allowance for loan losses as a result of changing from an "incurred loss" model, which encompasses allowances for current known and inherent losses within the portfolio, to an "expected loss" model, which encompasses allowances for losses expected to be incurred over the life of the portfolio.
In October 2016, the FASB issued ASU 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other than Inventory, which eliminates the exception that prohibits the recognition of current and deferred income tax effects for intra-entity transfers of assets other than inventory until the asset has been sold to an outside party. The standard will become effective for us in the first quarter of fiscal year 2019. The application of the amendments will require the use of a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. We do not expect the standard to have a material impact on our financial statements.